Consolidated Statements of Profit or Loss and Other Comprehensive Income - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Profit or loss [abstract]
Revenue	₪ 388,684	₪ 219,677		₪ 65,035
Cost of revenue before fair value adjustments	229,727	123,688		34,649
Gross income before impact of changes in fair value	158,957	95,989		30,386
Unrealized changes to fair value adjustments of biological assets	13,054	6,574		3,202
Loss from fair value changes realized in the current year	16,928	11,432		1,613
Gross profit	155,083	91,131		31,975
Research and development expenses	632	1,235		1,576
General and administrative expenses	36,082	27,206		8,593
Sales and marketing expenses	56,533	23,214		8,440
Other expenses, net	2,128	2,971		4,563
Changes in the fair value of financial assets through profit or loss, net	174	1,868		37,195
Share based payments	8,907	6,452		10,008
Operating profit (loss)	50,627	28,185		(38,400)
Financing income	8,170	130		620
Financing expenses	14,955	9,581		528
Financing expenses (income), net	6,785	9,451		(92)
Profit (loss) before taxes on income	43,842	18,734		(38,308)
Tax (expense) benefit	(93)	(11,441)		2,268
Total comprehensive profit (loss) for the year	43,749	7,293		(36,040)
Attribution of net profit (loss) for the year:
To the Company’s shareholders	44,819	4,690	[1]	(37,231)	[1]
To non-controlling interests	(1,070)	2,603		1,191
Total	₪ 43,749	₪ 7,293		₪ (36,040)
Earnings (Loss) per share
Basic earnings (loss)	₪ 0.99	₪ 0.12		₪ (1.42)
Diluted earnings (loss)	₪ 0.99	₪ 0.11		₪ (1.42)

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share